Financial Risk Management - Schedule of Maturity Profile of the Financial Liabilities (Details) - Liquidity risk - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial risk management
Trade and other payables	€ 98,208	€ 43,595	€ 32,636
Payables to related parties	272	223	162
Lease liabilities	13,538	10,971	993
Debt to credit institutions	2,049,466	571,017	205,572
Derivatives	13,716	16,414	21,961
Financial liabilities, undiscounted cash flows	2,175,200	642,220	261,324
Less than 1 year
Financial risk management
Trade and other payables	98,208	43,595	32,636
Payables to related parties	272	223	162
Lease liabilities	1,851	1,274	601
Debt to credit institutions	194,548	31,163	799
Derivatives	3,062	209	4,004
Financial liabilities, undiscounted cash flows	297,941	76,464	38,202
Between 1 and 2 years
Financial risk management
Trade and other payables	0	0	0
Payables to related parties	0	0	0
Lease liabilities	2,819	2,337	392
Debt to credit institutions	247,706	54,339	0
Derivatives	1,884	0	5,683
Financial liabilities, undiscounted cash flows	252,409	56,676	6,075
After 2 years
Financial risk management
Trade and other payables	0	0	0
Payables to related parties	0	0	0
Lease liabilities	8,868	7,360	0
Debt to credit institutions	1,607,212	485,515	204,773
Derivatives	8,770	16,205	12,274
Financial liabilities, undiscounted cash flows	€ 1,624,850	€ 509,080	€ 217,047